Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Allocation of undistributed earnings (in Dollars)	$ (2,388,294)	$ 131,797
Denominator:
Weighted average number of shares	7,999,615	7,878,501
Basic earnings (loss) per ordinary share (in Dollars per share)	$ (0.3)	$ 0.02
Allocation of undistributed earnings (in Dollars)	$ (2,388,294)	$ 131,797
Number of shares used in basic calculation	7,999,615	7,878,501
Effect of dilutive securities:
Weighted average effect of dilutive securities		67,823
Denominator for diluted earnings per ordinary share	7,999,615	7,946,324
Diluted earnings (loss) per ordinary share (in Dollars per share)	$ (0.3)	$ 0.02